Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	$ 10,802	$ 4,456
Work in progress	2,979	1,143
Finished goods	840	144
Total inventories	14,621	5,743
Reduction of inventory	$ 917	$ 261